Subsequent events	12 Months Ended
Dec. 31, 2017
Subsequent events
Subsequent events

27.   Subsequent events

        No significant activities have taken place subsequent to the balance sheet date December 31, 2017 that have a material impact on the key figures and earnings presented. Currently, there are no other significant changes in the Company's structure, management, legal form or personnel.